Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 33,913	$ 14,555
Premises and equipment, net	2,341	2,226
Other assets	5,475	2,783
Total Assets	484,075	302,540
Subordinated debt	7,899	7,865
Stockholders’ equity	28,728	25,907	$ 23,836
Total Liabilities and Stockholders’ Equity	484,075	302,540
Parent Company [Member]
Cash and cash equivalents	333	669
Investment in Quaint Oak Bank	34,766	31,512
Premises and equipment, net	1,513	1,559
Other assets	15	32
Total Assets	36,627	33,772
Subordinated debt	7,899	7,865
Stockholders’ equity	28,728	25,907
Total Liabilities and Stockholders’ Equity	$ 36,627	$ 33,772